Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 39,195	$ 41,870	$ 41,951
Prepaid expenses	489	22,770	2,334
Other receivable	10,080	10,000	10,000
Total current assets	49,764	74,640	54,285
Operating lease right of use asset		60,357	415,285
Total Assets	49,764	134,997	469,570
Current Liabilities
Accounts payable	172,207	174,475	48,149
Accrued liabilities	959,628	714,986	335,377
Loans payable, net discount	424,150	398,246	28,000
Convertible notes, net discount	193,480	145,830	135,900
Derivative liabilities	224,320	32,241
Operating lease liabilities		62,323	364,738
Total Current Liabilities	2,987,595	2,557,636	1,903,674
Operating lease liabilities - noncurrent			62,323
Total Liabilities	2,987,595	2,557,636	1,965,997
Stockholders’ Deficit
Preferred stock
Common stock	94,580	88,580	88,513
Additional paid in capital	3,689,447	1,415,447	1,294,764
Subscription received - shares to be issued	60,000	60,000
Accumulated deficit	(6,781,858)	(3,986,666)	(2,879,704)
Total Stockholders’ Deficit	(2,937,831)	(2,422,639)	(1,496,427)
Total Liabilities and Stockholders’ Deficit	49,764	134,997	469,570
Related Party [Member]
Current Liabilities
Due to related party	3,275	3,275	3,275
Notes payable - related parties	$ 1,010,535	$ 1,026,260	$ 988,235